Annual Total Returns[BarChart] - PROFUND VP ASIA 30 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(27.00%)	15.48%	14.97%	(1.57%)	(9.38%)	0.64%	32.87%	(18.59%)	26.31%	35.55%